Federal Home Loan Bank Advances	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Federal Home Loan Banks [Abstract]
Federal Home Loan Bank Advances

Note 12—Federal Home Loan Bank Advances

The following table summarizes the FHLB advances as of September 30, 2017 and December 31, 2016, which include acquisition accounting adjustments of $72,000 and $228,000, respectively, along with weighted average costs and scheduled maturities:

	September 30,	December 31,
	2017	2016
Federal Home Loan Bank advances	$234,559	$313,715
Weighted average cost	1.32%	0.73%

Scheduled Maturities
2017	$225,000
2018	9,559
Total	$234,559

At September 30, 2017, advances had fixed terms with interest rates ranging from 1.24% to 3.22% and maturities ranging from December 2017 to February 2018. The Bank’s advances from the FHLB are collateralized by residential real estate loans and securities. At September 30, 2017 and December 31, 2016, the Bank had additional borrowing capacity from the FHLB of $913.0 million and $647.9 million, respectively, subject to the availability of proper collateral.  The Bank’s maximum borrowing capacity is limited to 35% of total assets.

FHLB advances assumed from the Ridgestone acquisition of $1.5 million are putable quarterly and are required to be repaid upon the request of the FHLB.

The Company hedges interest rates on borrowed funds using interest rate swaps through which the Company receives variable amounts and pays fixed amounts. Refer to Note 17—Derivative Instruments and Hedge Activities for additional information.

Note 12—Federal Home Loan Bank Advances

        The following table summarizes the FHLB advances, including acquisition accounting adjustments of $228,000 as of December 31, 2016 and no acquisition accounting adjustments as of December 31, 2015, along with weighted average costs and scheduled maturities:

	2016	2015
Federal Home Loan advances	$313,715	$38,000
Weighted average cost	0.73%	0.16%

Scheduled Maturities
2017	$304,000
2018	9,715

Total	$313,715

        At December 31, 2016, fixed-rate advances totaled $133.7 million with interest rates ranging from 0.70% to 3.22% and maturities ranging from January 2017 to February 2018. Total floating rate advances totaled $180.0 million with interest rates of 0.57% and 0.72% and maturities of February 2017 and March 2017. The Company's advances from the FHLB are collateralized by residential real estate loans and securities. The Bank's required investment in FHLB stock is $1 for every $20 in advances. Refer to Note 4—Securities for additional discussion. At December 31, 2016 and 2015, the Bank had additional borrowing capacity from the FHLB of $647.9 million and $849.8 million, respectively, subject to the availability of proper collateral. The Bank's maximum borrowing capacity is limited to 35% of total assets.

        FHLB advances assumed from the Ridgestone acquisition of $1.5 million are putable quarterly and are required to be repaid upon the request of the FHLB.

        The Company hedges interest rates on borrowed funds using interest rate swaps through which the Company receives variable amounts and pays fixed amounts. Refer to Note 22—Derivative Instruments and Hedging Activities for additional information.